Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of reconciliation of federal income tax provision from continuing operations at statutory rate
Federal income tax benefit at statutory rate	$ (1,410,724)	$ (557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,407
Stock based compensation
Non-deductible expenses	14,337	9,380
Other
Income Tax Expense